Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Goodwill impairment
Amortization expenses	$ 151,346	$ 196,782	$ 458,828	$ 624,396	$ 778,343	$ 749,062